FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Insurance Coverage (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$)
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Maximum limits of claims for operational risks	R$ 850,000
Maximum limits of claims for general civil liability risks	R$ 75,000